Legal Proceedings - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Payments for Legal Settlements	$ 32,000	$ 0